Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01, reserved for issuance under the 2026 MiniMed Group, Inc. Long Term Incentive Plan (the "LTIP")
Amount Registered | shares	33,697,602
Proposed Maximum Offering Price per Unit	19.37
Maximum Aggregate Offering Price	$ 652,722,550.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 90,140.98
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") also covers any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of MiniMed Group, Inc. (the "Company") that may become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Company's outstanding shares of Common Stock. 1b. Represents 33,697,602 shares of Common Stock reserved for issuance under the LTIP. 1c. Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for purposes of calculating the registration fee, based on the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Global Select Market on March 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01, reserved for issuance under the LTIP
Amount Registered | shares	36,592,398
Proposed Maximum Offering Price per Unit	19.37
Maximum Aggregate Offering Price	$ 708,794,749.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 97,884.55
Offering Note	See Note 1a. See Note 1c. 2a. Represents 36,592,398 shares of Common Stock, which includes (i) an estimated number of shares of Common Stock issuable in respect of equity awards originally granted by Medtronic plc ("Medtronic") that will be converted into equity awards with respect to Common Stock under the LTIP pursuant to the Employee Matters Agreement, dated as of March 1, 2026, by and between Medtronic Group Holding, Inc. and Kangaroo US Holdco 2, Inc.; and (ii) shares of Common Stock expected to become issuable under the LTIP as a result of the operation of an automatic annual increase provision therein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01, reserved for issuance under the MiniMed Group, Inc. 2026 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	8,424,400
Proposed Maximum Offering Price per Unit	16.46
Maximum Aggregate Offering Price	$ 138,665,624.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,149.72
Offering Note	See Note 1a. 3a. Represents 8,424,400 shares of Common Stock reserved for issuance under the ESPP. 3b. Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for purposes of calculating the registration fee on the basis of 85% of the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Global Select Market on March 6, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01, reserved for issuance under the ESPP
Amount Registered | shares	10,205,600
Proposed Maximum Offering Price per Unit	16.46
Maximum Aggregate Offering Price	$ 167,984,176.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,198.61
Offering Note	See Note 1a. See Note 3b. 4a. Represents 10,205,600 shares of Common Stock expected to become issuable under the ESPP as a result of the operation of an automatic annual increase provision therein.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	50,000,000
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	See Note 1a. 5a. Represents deferred compensation obligations of the Company under the MiniMed Group, Inc. Capital Accumulation Plan Deferral Program (the "Capital Accumulation Plan"), which are unsecured obligations of the Company to pay deferred compensation in the future pursuant to the terms of the Capital Accumulation Plan. The amount registered represents an estimated aggregate amount of such obligations.